Cash generated by operations (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH GENERATED BY OPERATIONS [Abstract]
Profit for the year	R 18,980	R 33,796	R 30,622
Royalties	1,834	2,714	1,765
Carbon tax	(10)	4	5
Mining and income tax	8,924	13,761	4,858
Interest income	(1,203)	(1,202)	(1,065)
Finance expense	2,840	2,496	3,152
Profit before interest, royalties, carbon tax and tax	31,365	51,569	39,337
Non-cash adjusting items:
Amortisation and depreciation	7,087	8,293	7,593
Share-based payments	218	383	512
Loss on financial instruments	4,279	6,279	1,905
Foreign currency exchange adjustment	82	(394)	(410)
Share of results of equity-accounted investees after tax	(1,287)	(1,989)	(1,700)
Impairments/(reversal of impairments)	(6)	5,148	(121)
Loss on settlement of US$ Convertible Bond	0	0	1,507
Early redemption premium on the 2025 Notes	0	196	0
Occupational healthcare (gain)/expense	(211)	(14)	52
Loss on deconsolidation of subsidiary	309	0	0
Profit on sale of Lonmin Canada	(145)	(16)	0
Change in estimate of environmental rehabilitation obligation	(99)	(162)	(464)
Deferred revenue recognised	(290)	(847)	(2,256)
Loss on BTT early settlement	0	0	186
Income on settlement of dispute	0	0	(580)
Payment of occupational healthcare liability	(66)	(240)	(236)
Other non-cash and cash adjusting items	(490)	(438)	(137)
Total cash generated by operations	R 40,746	R 67,784	R 45,188